Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the assets

Category	Estimated useful life
Computer and office equipment	3 years
Purchased software	3-5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software, and the depreciation of these assets commences when the assets are ready for their intended use.

Schedule of Group's condensed consolidated balance sheet

	Balance at		Balance at
	December		January 1,
	31, 2018	Adjustments	2019
	RMB	RMB	RMB	US$
Assets:
Prepayments and other current assets	953,989	(2,768)	951,221	136,634
Right-of-use assets	—	221,521	221,521	31,820
Liabilities:
Current portion of lease liabilities	—	55,180	55,180	7,926
Non-current portion of lease liabilities	—	174,681	174,681	25,091
Accrued expenses and other liabilities	2,225,667	(11,108)	2,214,559	318,101